Adoption of IFRS 17 - Scheduleof Invested Assets Type Measurement Category and Transitional Differences Under IFRS 9 (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Jan. 01, 2022
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Total invested assets (note 4)	$ 417,210		$ 400,142	$ 428,103
Previously stated [Member] | IAS 39 [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Total in-scope invested assets		$ 400,660
Total invested assets (note 4)		427,098
Previously stated [Member] | Cash and short-term securities [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
IAS 39 Total carrying value		22,594
Previously stated [Member] | Debt securities [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
IAS 39 Total carrying value		224,139
Previously stated [Member] | Public equities [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
IAS 39 Total carrying value		28,067
Previously stated [Member] | Mortgages [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
IAS 39 Total carrying value		52,014
Previously stated [Member] | Private placements [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
IAS 39 Total carrying value		42,842
Previously stated [Member] | Other invested assets [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
IAS 39 Total carrying value		22,101
Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | IFRS 17 Measurement Differences [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Total in-scope invested assets		6,367
Total invested assets (note 4)		7,402
Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | IFRS 17 Presentation Differences [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Total in-scope invested assets		(6,397)
Total invested assets (note 4)		(6,397)
Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Mortgages [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Measurement differences		1,934
Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Private placements [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Measurement differences		4,447
Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Other invested assets [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Measurement differences		$ (14)
Currently stated [Member] | IFRS 9 [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Total in-scope invested assets				400,630
Total invested assets (note 4)				428,103
Currently stated [Member] | Cash and short-term securities [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Total carrying value				22,594
Currently stated [Member] | Debt securities [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Total carrying value				224,139
Currently stated [Member] | Public equities [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Total carrying value				28,067
Currently stated [Member] | Mortgages [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Total carrying value				53,948
Currently stated [Member] | Private placements [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Total carrying value				47,289
Currently stated [Member] | Other invested assets [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Total carrying value				22,087
AFS [Member] | Previously stated [Member] | Cash and short-term securities [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Measurement category		AFS
IAS 39 Total carrying value		$ 14,339
AFS [Member] | Previously stated [Member] | Debt securities [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Measurement category		AFS
IAS 39 Total carrying value		$ 33,097
AFS [Member] | Previously stated [Member] | Public equities [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Measurement category		AFS
IAS 39 Total carrying value		$ 2,351
AFS [Member] | Previously stated [Member] | Mortgages [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Measurement category		AFS
AFS [Member] | Previously stated [Member] | Private placements [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Measurement category		AFS
AFS [Member] | Previously stated [Member] | Other invested assets [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Measurement category		AFS
IAS 39 Total carrying value		$ 89
AFS [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Cash and short-term securities [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Presentation differences		2,214
AFS [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Debt securities [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Presentation differences		184,365
AFS [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Public equities [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Presentation differences		(2,351)
AFS [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Mortgages [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Measurement differences		1,897
Presentation differences		29,901
AFS [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Private placements [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Measurement differences		4,407
Presentation differences		42,175
AFS [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Other invested assets [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Measurement differences		(4)
Presentation differences		$ 238
FVOCI [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Total invested assets (note 4)	$ 293,555		280,946
FVOCI [Member] | Currently stated [Member] | Cash and short-term securities [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Total carrying value				16,553
IFRS 9 Measurement category	FVOCI
FVOCI [Member] | Currently stated [Member] | Debt securities [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Total carrying value				217,462
IFRS 9 Measurement category	FVOCI
FVOCI [Member] | Currently stated [Member] | Mortgages [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Total carrying value				31,798
IFRS 9 Measurement category	FVOCI
FVOCI [Member] | Currently stated [Member] | Private placements [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Total carrying value				46,582
IFRS 9 Measurement category	FVOCI
FVOCI [Member] | Currently stated [Member] | Other invested assets [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Total carrying value				323
IFRS 9 Measurement category	FVOCI
FVTPL [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Total invested assets (note 4)	$ 62,038		$ 56,996
FVTPL [Member] | Previously stated [Member] | Cash and short-term securities [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Measurement category		FVTPL
IAS 39 Total carrying value		$ 2,214
FVTPL [Member] | Previously stated [Member] | Debt securities [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Measurement category		FVTPL
IAS 39 Total carrying value		$ 189,722
FVTPL [Member] | Previously stated [Member] | Public equities [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Measurement category		FVTPL
IAS 39 Total carrying value		$ 25,716
FVTPL [Member] | Previously stated [Member] | Mortgages [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Measurement category		FVTPL
FVTPL [Member] | Previously stated [Member] | Private placements [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Measurement category		FVTPL
FVTPL [Member] | Previously stated [Member] | Other invested assets [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Measurement category		FVTPL
IAS 39 Total carrying value		$ 21,157
FVTPL [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Cash and short-term securities [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Presentation differences		(2,214)
FVTPL [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Debt securities [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Presentation differences		(184,365)
FVTPL [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Public equities [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Presentation differences		2,351
FVTPL [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Mortgages [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Measurement differences		37
Presentation differences		1,166
FVTPL [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Private placements [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Measurement differences		40
Presentation differences		667
FVTPL [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Other invested assets [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Measurement differences		(10)
Presentation differences		$ 617
FVTPL [Member] | Currently stated [Member] | Cash and short-term securities [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
IFRS 9 Measurement category	FVTPL
FVTPL [Member] | Currently stated [Member] | Debt securities [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Total carrying value				5,357
IFRS 9 Measurement category	FVTPL
FVTPL [Member] | Currently stated [Member] | Public equities [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Total carrying value				28,067
IFRS 9 Measurement category	FVTPL
FVTPL [Member] | Currently stated [Member] | Mortgages [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Total carrying value				1,203
IFRS 9 Measurement category	FVTPL
FVTPL [Member] | Currently stated [Member] | Private placements [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Total carrying value				707
IFRS 9 Measurement category	FVTPL
FVTPL [Member] | Currently stated [Member] | Other invested assets [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Total carrying value				21,764
IFRS 9 Measurement category	FVTPL
Amortized cost [Member] | Previously stated [Member] | Cash and short-term securities [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Measurement category		Amortized cost
IAS 39 Total carrying value		$ 6,041
Amortized cost [Member] | Previously stated [Member] | Debt securities [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Measurement category		Amortized cost
IAS 39 Total carrying value		$ 1,320
Amortized cost [Member] | Previously stated [Member] | Mortgages [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Measurement category		Amortized cost
IAS 39 Total carrying value		$ 52,014
Amortized cost [Member] | Previously stated [Member] | Private placements [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Measurement category		Amortized cost
IAS 39 Total carrying value		$ 42,842
Amortized cost [Member] | Previously stated [Member] | Policy loans [member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Measurement category		Amortized cost
IAS 39 Total carrying value		$ 6,397
Amortized cost [Member] | Previously stated [Member] | Loans to Bank clients [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Measurement category		Amortized cost
IAS 39 Total carrying value		$ 2,506
Amortized cost [Member] | Previously stated [Member] | Other invested assets [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Measurement category		Amortized cost
IAS 39 Total carrying value		$ 855
Amortized cost [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Mortgages [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Presentation differences		(31,067)
Amortized cost [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Private placements [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Presentation differences		(42,842)
Amortized cost [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Policy loans [member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Presentation differences		(6,397)
Amortized cost [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Other invested assets [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Measurement differences		0
Presentation differences		$ (855)
Amortized cost [Member] | Currently stated [Member] | Cash and short-term securities [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Total carrying value				6,041
IFRS 9 Measurement category	Amortized cost
Amortized cost [Member] | Currently stated [Member] | Debt securities [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Total carrying value				1,320
IFRS 9 Measurement category	Amortized cost
Amortized cost [Member] | Currently stated [Member] | Mortgages [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Total carrying value				20,947
IFRS 9 Measurement category	Amortized cost
Amortized cost [Member] | Currently stated [Member] | Private placements [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
IFRS 9 Measurement category	Amortized cost
Amortized cost [Member] | Currently stated [Member] | Loans to Bank clients [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Total carrying value				2,506
IFRS 9 Measurement category	Amortized cost
Amortized cost [Member] | Currently stated [Member] | Other invested assets [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
IFRS 9 Measurement category	Amortized cost
Other [Member] | Previously stated [Member] | Out-of-scope invested assets [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Measurement category		Other
Other [Member] | Previously stated [Member] | Out-of-scope invested assets [Member] | IAS 39 [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
IAS 39 Total carrying value		$ 26,438
Other [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [Member] | Out-of-scope invested assets [Member] | IFRS 17 Measurement Differences [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Measurement differences		$ 1,035
Other [Member] | Currently stated [Member] | Out-of-scope invested assets [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
IFRS 9 Measurement category	Other
Other [Member] | Currently stated [Member] | Out-of-scope invested assets [Member] | IFRS 9 [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Total carrying value				$ 27,473